Risk and Capital Management - Summary of Risk Level of Financial Assets (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of risk level of financial assets [Line Items]
Financial assets at fair value through profit or loss	82.90%	82.60%
Total Percentage	100.00%	100.00%
Financial assets at amortised cost	R$ 994,759	R$ 905,729	R$ 902,289
Financial assets at fair value through profit or loss	286,646	273,536	218,805
Financial Assets	R$ 1,424,876	R$ 1,330,251	R$ 1,246,833
Interbank deposits and securities purchased under agreements to resell [Member]
Disclosure of risk level of financial assets [Line Items]
Percentage of fainancial assets at amortized cost	3.80%	3.50%
Securities [Member]
Disclosure of risk level of financial assets [Line Items]
Percentage of fainancial assets at amortized cost	13.30%	13.90%
Insurance financial assets [member]
Disclosure of risk level of financial assets [Line Items]
Financial assets at fair value through profit or loss	R$ 179,773	R$ 168,035
Financial Assets	216,989	203,312
Insurance financial assets [member] | Lower risk [Member]
Disclosure of risk level of financial assets [Line Items]
Financial assets at fair value through profit or loss	179,771	168,006
Financial Assets	216,987	203,283
Insurance financial assets [member] | Satisfactory [Member]
Disclosure of risk level of financial assets [Line Items]
Financial assets at fair value through profit or loss	2	4
Financial Assets	2	4
Insurance financial assets [member] | Higher Risk [Member]
Disclosure of risk level of financial assets [Line Items]
Financial assets at fair value through profit or loss		25
Financial Assets		25
Insurance financial assets [member] | Interbank deposits and securities purchased under agreements to resell [Member]
Disclosure of risk level of financial assets [Line Items]
Financial assets at amortised cost	8,247	7,558
Insurance financial assets [member] | Interbank deposits and securities purchased under agreements to resell [Member] | Lower risk [Member]
Disclosure of risk level of financial assets [Line Items]
Financial assets at amortised cost	8,247	7,558
Insurance financial assets [member] | Securities [Member]
Disclosure of risk level of financial assets [Line Items]
Financial assets at amortised cost	28,969	27,719
Insurance financial assets [member] | Securities [Member] | Lower risk [Member]
Disclosure of risk level of financial assets [Line Items]
Financial assets at amortised cost	R$ 28,969	R$ 27,719